Financial Instruments and Risk Management (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Financial Instruments and Risk Management
	As at	As at
	June 30,	June 30,
	2022	2021
Cash and cash equivalents (CAD)	$1,341,893	$1,011,996
Cash and cash equivalents (MGA)	62,433	$1,698
Amounts receivable (CAD)	319,555	73,707
Amounts receivable (MGA)	61,234	26
Accounts payable and accrued liabilities (CAD)	(124,023)	(137,329)
Accounts payable and accrued liabilities (MGA)	(203,028)	(30,574)
Accounts payable and accrued liabilities (ZAR)	(48,773)	-
Accounts payable and accrued liabilities (EUR)	-	(166,869)
Provisions (CAD)	(727,051)	(738,022)
Net foreign exchange exposure in USD	$682,240	14,633
Impact of 10% change in foreign exchange rates	$68,224	1,463